UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-23079

ABS Long/Short Strategies Fund

______________________________________________________________________

(Exact name of registrant as specified in charter)

235 West Galena Street
Milwaukee, Wisconsin 53212

______________________________________________________________________

(Address of principal executive offices) (Zip code)

Laurence K. Russian
ABS Investment Management LLC
2187 Atlantic Street, Suite 604
Stamford, Connecticut 06902

______________________________________________________________________

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2000

Date of fiscal year end: April 30

Date of reporting period: October 31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

(a)     The Report to Shareholders is attached herewith.

ABS Long/Short Strategies Fund

Semi-Annual Report

October 31, 2025

(Unaudited)

ABS Long/Short Strategies Fund
TABLE OF CONTENTS
October 31, 2025 (Unaudited)

This report has been prepared for the general information of the shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus.

i

ABS Long/Short Strategies Fund
SCHEDULE OF INVESTMENTS
As of October 31, 2025 (Unaudited)

	Original Acquisition Date	Cost	Fair Value	Redemptions Permitted	Redemption Notice Period
INVESTMENTS IN PORTFOLIO FUNDS*(a),(b) ‒ 96.3%
CHINA EQUITY LONG/SHORT ‒ 2.6%
IvyRock China Focus Feeder Fund – Class C	4/1/2019	3,769,703	6,808,406	Monthly	30 Days(f)

CYCLICALS EQUITY LONG/SHORT ‒ 17.7%
Energy Dynamics Fund Limited – Class D	4/1/2018	6,507,296	11,436,220	Monthly	90 Days(d)
Forest Avenue Offshore Fund, Ltd.	10/1/2022	6,889,679	14,666,810	Quarterly	60 Days(e)
Incision Capital Master Fund L.P.	7/1/2025	7,000,000	6,798,829	Quarterly	45 Days
Riposte Global Opportunity Fund, L.P. Founders 2	2/1/2016	6,546,924	11,980,402	Quarterly	30 Days
		26,943,899	44,882,261

EUROPEAN EQUITY LONG/SHORT ‒ 7.0%
Lancaster European LS Equity, Ltd.(i)	2/1/2023	10,092,067	12,796,640	Quarterly	60 Days
Lansdowne Developed Markets Long Only Fund, Ltd.	3/1/2023	3,130,000	5,056,621	Monthly	30 Days(c)
		13,222,067	17,853,261

EVENT DRIVEN EQUITY LONG/SHORT ‒ 3.9%
Hunters Moon Eclipse Fund, Ltd.	2/1/2025	9,000,000	10,040,897	Monthly	30 Days(d)

FINANCIAL EQUITY LONG/SHORT ‒ 8.0%
Azora Offshore Fund, Ltd.	5/1/2018	7,122,458	12,303,618	Quarterly	45 Days
Rhino Small-Cap Financial Fund, L.P.	1/1/2023	6,700,000	8,047,328	Quarterly	60 Days
		13,822,458	20,350,946

GLOBAL EQUITY LONG/SHORT ‒ 5.3%
140 Summer Partners Offshore, Ltd.	7/1/2020	8,208,656	13,469,558	Quarterly	60 Days(e)

HEALTH CARE EQUITY LONG/SHORT ‒ 16.8%
Averill Fund, Ltd.	11/1/2020	3,630,733	7,584,854	Quarterly	60 Days(e)
BCM Scout International, Ltd.	5/1/2022	9,000,000	12,544,847	Quarterly	45 Days(e)
Janus Henderson Biotech Innovation Fund, Ltd.	2/1/2022	2,991,476	9,639,731	Quarterly	60 Days
Seligman Healthcare Spectrum Fund LLC	5/1/2025	10,000,000	12,901,947	Monthly	5 Days
		25,622,209	42,671,379

LATIN AMERICA ‒ 5.2%
Sagil Latin American Opportunities Fund – Class B	4/1/2017	7,405,231	13,182,920	Monthly	90 Days

TMT EQUITY LONG ‒ 6.1%
IPPE Liquid (Cayman), L.P.	10/1/2023	3,917,697	7,693,381	Monthly	45 Days
Islander Capital Fund, L.P.	8/1/2025	7,500,000	7,805,235	Quarterly	45 Days(g)
		11,417,697	15,498,616

ABS Long/Short Strategies Fund
SCHEDULE OF INVESTMENTS — (Continued)
As of October 31, 2025 (Unaudited)

	Original Acquisition Date	Cost	Fair Value	Redemptions Permitted	Redemption Notice Period
INVESTMENTS IN PORTFOLIO FUNDS (Continued)
TMT EQUITY LONG/SHORT ‒ 15.9%
Atreides Foundation Fund, Ltd.	12/1/2020	8,644,569	15,240,923	Quarterly	60 Days(g),(h)
Seligman Tech Spectrum Fund LLC	1/1/2016	5,018,019	15,421,789	Monthly	30 Days
Toronado Offshore Fund, Ltd. – Class A(i)	8/1/2018	6,808,077	9,540,250	Quarterly	45 Days(g),(h)
		20,470,665	40,202,962

U.S. SMALL CAP ‒ 7.8%
Kent Lake Partners, L.P.	9/1/2021	3,000,781	3,071,797	Quarterly	60 Days
Medina Value Partners I, L.P.	8/1/2020	7,337,474	12,990,958	Quarterly	30 Days
Voss Value-Oriented Special Situations Fund, L.P.	8/1/2023	3,000,000	3,825,702	Quarterly	45 Days
		13,338,255	19,888,457

TOTAL INVESTMENTS IN PORTFOLIO FUNDS ‒ 96.3%		153,220,840	244,849,663

TOTAL INVESTMENTS ‒ 96.3%		153,220,840	244,849,663

Other Assets in Excess of Liabilities ‒ 3.7%			9,384,344
SHAREHOLDERS’ CAPITAL ‒ 100.0%			$254,234,007

____________

*        All Portfolio Funds are non-income producing securities.

(a)      Portfolio Funds are issued in private placement transactions and as such are restricted as to resale. The total cost and fair value of these restricted investments as of October 31, 2025 was $153,220,840 and $244,849,663 respectively.

(b)      All Investments in Portfolio Funds are pledged as collateral for the Fund’s Line of Credit.

(c)      The Portfolio Fund can institute a gate provision on redemptions at the fund level of 10% of the fair value of the investment in the Portfolio Fund.

(d)      The Portfolio Fund can institute a gate provision on redemptions at the fund level of 10-25% of the fair value of the investment in the Portfolio Fund.

(e)      The Portfolio Fund can institute a gate provision on redemptions at the investor level of 25%-33% of the fair value of the investment in the Portfolio Fund per quarter.

(f)      The Portfolio Fund can institute a gate provision on redemptions at the fund level of 30% of the fair value of the investment in the Portfolio Fund.

(g)      The Portfolio Fund can institute a gate provision on redemptions at the investor level of 50% of the fair value of the investment in the Portfolio Fund per quarter.

(h)      The Portfolio Fund can institute a gate provision on redemptions at the fund level of 50% of the fair value of the investment in the Portfolio Fund.

(i)      Affiliated investments for which ownership exceeds 5% of the investment’s capital (see note 5).

The accompanying notes are an integral part of these Financial Statements.

ABS Long/Short Strategies Fund
SUMMARY OF INVESTMENTS
As of October 31, 2025 (Unaudited)

Security Type/Country of Domicile	Percent of Shareholders’ Capital
Investments in Portfolio Funds
Cayman Islands	63.6%
United States	32.7%
Total Investments in Portfolio Funds	96.3%
Total Investments	96.3%
Other Assets in Excess of Liabilities	3.7%
Shareholders’ Capital	100.0%

The accompanying notes are an integral part of these Financial Statements.

ABS Long/Short Strategies Fund
STATEMENT OF ASSETS, LIABILITIES AND SHAREHOLDERS’ CAPITAL
As of October 31, 2025 (Unaudited)

Assets:
Investments in unaffiliated investments, at fair value (cost $136,320,696)	$222,512,773
Investments in affiliated investments, at fair value (cost $16,900,144)	22,336,890
Cash	9,432,695
Receivable for Portfolio Funds sold	355,944
Cash held in escrow for shares tendered	149,335
Total assets	254,787,637

Liabilities:
Management fees payable	183,213
Capital withdrawals payable	149,334
Professional fees payable	99,552
Accounting and administration fees payable	72,964
Directors’ fees payable	20,833
Line of credit fees payable	17,187
Accrued other expenses	6,658
Chief Compliance Officer fees payable	3,889
Total liabilities	553,630

Shareholders’ Capital	$254,234,007

Components of Shareholders’ Capital:
Paid-in capital	$194,329,546
Total distributable earnings	59,904,461
Shareholders’ Capital	$254,234,007

Shareholders’ Capital:
Founders’ Shares:
Shareholders’ Capital applicable to shares outstanding	$254,234,007
Shares of beneficial interest issued and outstanding	2,335,994
Net asset value, offering price and redemption proceeds per share	$108.83

The accompanying notes are an integral part of these Financial Statements.

ABS Long/Short Strategies Fund
STATEMENT OF OPERATIONS
For the Six Months Ended October 31, 2025 (Unaudited)

Investment Income:
Interest	$9,565
Other Income	83,238
Total investment income	92,803

Expenses:
Management fees	1,207,900
Accounting and administration fees	139,926
Line of credit fees	62,145
Professional fees	48,250
Chief Compliance Officer fees	23,333
Other expenses	19,420
Tender offer filing fees	17,160
Transfer agent fees and expenses	14,412
Directors’ fees	12,500
Registration fees	4,440
Total expenses	1,549,486
Management fees waived	(151,943)
Net expenses	1,397,543
Net investment loss	(1,304,740)

Realized and Unrealized Gain:
Net realized gain on:
Unaffiliated investments	8,727,191
Affiliated investments	559,220
9,286,411

Net change in unrealized appreciation on:
Unaffiliated investments	26,044,074
Affiliated investments	1,300,847
27,344,921
Net realized and unrealized gain	36,631,332

Net Increase in Shareholders’ Capital from Operations	$35,326,592

The accompanying notes are an integral part of these Financial Statements.

ABS Long/Short Strategies Fund
STATEMENTS OF CHANGES IN SHAREHOLDERS’ CAPITAL

	For the Six Months Ended October 31, 2025	For the Year Ended April 30, 2025
	(Unaudited)
Changes in Shareholders’ Capital from:
Operations:
Net investment loss	$(1,304,740)	$(2,796,814)
Net realized gain on unaffiliated investments	8,727,191	7,812,536
Net realized gain on affilited investments	559,220	356,417
Net change in unrealized appreciation on unaffiliated investments	26,044,074	7,874,498
Net change in unrealized appreciation on affiliated investments	1,300,847	447,421
Net increase in Shareholders’ Capital from operations	35,326,592	13,694,058

Distributions to Shareholders:
Distributions:
Founders’ shares	—	(25,210,710)
Total distributions to shareholders	—	(25,210,710)

Capital Transactions:
Proceeds from sale of shares:
Founders’ shares	350,000	175,000
Reinvestment of distributions:
Founders’ shares	—	25,210,710
Payments for shares repurchased:
Founders’ shares	(3,026,687)	(26,465,490)
Net decrease in Shareholders’ Capital from capital transactions	(2,676,687)	(1,079,780)

Total increase (decrease) in Shareholders’ Capital	32,649,905	(12,596,432)

Shareholders’ Capital:
Beginning of year	221,584,102	234,180,534
End of period/year	$254,234,007	$221,584,102

Capital Share Transactions:
Shares sold:
Founders’ shares	3,655	1,877
Shares reinvested:
Founders’ shares	—	262,148
Shares repurchased:
Founders’ shares	(29,135)	(280,103)
Net decrease in capital share transactions	(25,480)	(16,078)

The accompanying notes are an integral part of these Financial Statements.

ABS Long/Short Strategies Fund
STATEMENT OF CASH FLOWS
For the Six Months Ended October 31, 2025 (Unaudited)

Cash flows from operating activities
Net increase in Shareholders’ Capital from operations	$35,326,592
Adjustments to reconcile net increase in Shareholder’s Capital from operations to net cash provided by operating activities:
Purchases of long-term investments	(26,500,000)
Proceeds from investments sold	32,555,446
Net realized gain on unaffiliated investments	(8,727,191)
Net realized gain on affiliated investments	(559,220)
Net change in unrealized appreciation on unaffiliated investments	(26,044,074)
Net change in unrealized appreciation on affiliated investments	(1,300,847)
Changes in operating assets and liabilities:
Decrease in Portfolio Funds purchased in advance	6,000,000
Increase in receivable for Portfolio Funds sold	(355,944)
Decrease in management fees payable	(537,018)
Increase in professional fees payable	38,450
Increase in accounting and administration fees payable	25,184
Increase in directors’ fees payable	12,500
Increase in line of credit fees and expenses payable	10,520
Decrease in accrued other expenses payable	(3,142)
Net cash provided by operating activities	9,941,256

Cash flows from financing activities
Net proceeds from the sale of shares	100,000
Net payments for capital withdrawals	(4,067,878)
Net cash used in financing activities	(3,967,878)

Net decrease in cash	5,973,378

Cash and Restricted Cash:
Beginning of year	3,608,652
End of period	$9,582,030

Supplemental disclosure of non-cash activities
Cash paid during the period for commitment fees	$62,145

The accompanying notes are an integral part of these Financial Statements.

ABS Long/Short Strategies Fund
FINANCIAL HIGHLIGHTS
Founders’ Shares

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended October 31, 2025		For the Year Ended April 30, 2025		For the Year Ended April 30, 2024		For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021
Net asset value, beginning of period	$93.8330		$98.4965		$93.4653		$110.1873	$124.5171	$100.5382
Net Increase (Decrease) in Shareholders’ Capital from Operations
Net investment income (loss)	(0.7338)		(1.1758)		(0.7372)		1.5002	(0.3601)	(0.2407)
Net realized and unrealized gain (loss) on investments	15.7341		7.2576		11.5535		(1.2871)	(6.8055)	26.4186
Net Increase (Decrease) in Shareholders’ Capital from Operations	15.0003		6.0818		10.8163		0.2131	(7.1656)	26.1779
Less Distributions:
From net investment income	—		(9.4631)		(5.7851)		(4.2868)	(4.3080)	(2.1990)
From net realized gains	—		(1.2822)		—		(12.6483)	(2.8562)	—
Total distributions	—		(10.7453)		(5.7851)		(16.9351)	(7.1642)	(2.1990)

Net asset value, end of period	$108.8333		$93.8330		$98.4965		$93.4653	$110.1873	$124.5171

Total Return(1)	15.99	%(2)	5.91%		11.87%		0.52%	(6.12)%	26.10%

Ratios and Supplemental Data:
Shareholders’ Capital, end of period (in thousands)	$254,234		$221,584		$234,181		$215,272	$212,704	$216,575

Net investment loss to average Shareholders’ Capital(3)	(1.08	)%(4)	(1.16)%		(1.18)%		(1.11)%	(1.10)%	(1.09)%
Ratio of gross expenses to average Shareholders’ Capital(3)(5)	1.29	%(4,6)	1.29	%(6)	1.31	%(6)	1.26%	1.25%	1.28%
Ratio of expense waiver to average Shareholders’ Capital(3)	(0.13	)%(4)	(0.12)%		(0.13)%		(0.15)%	(0.15)%	(0.18)%
Ratio of net expenses to average Shareholders’ Capital(3)	1.16	%(4,6)	1.17	%(6)	1.18	%(6)	1.11%	1.10%	1.10%
Portfolio Turnover	12	%(2)	7%		19%		14%	13%	26%

ABS Long/Short Strategies Fund
FINANCIAL HIGHLIGHTS — (Continued)
Founders’ Shares

	For the Six Months Ended October 31, 2025	For the Year Ended April 30, 2025	For the Year Ended April 30, 2024	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021
Senior Securities
Total borrowings (000s)	$—	$—	$—	$—	$—	$—
Asset coverage per $1,000 unit of senior indebtedness(7)	$—	$—	$—	$—	$—	$—
Asset coverage ratio of senior securities	N/A	N/A	N/A	N/A	N/A	N/A

____________

(1)      Total Return based on net asset value per share is the combination of changes in net asset value per share and reinvested dividend income at net asset value per share, if any. Total Return would have been lower had expenses not been waived or absorbed by the Adviser.

(2)      Not annualized.

(3)      The ratios do not include investment income or expenses of the Portfolio Funds in which the Fund invests.

(4)      Annualized.

(5)      Represents the ratio of expenses to average Shareholders’ Capital absent fee waivers and/or expense reimbursement by the Adviser.

(6)      If the third-party Chief Compliance Officer fees and line of credit fees and expenses had been excluded, the expense ratios would have been lowered by 0.07% for the six months ended October 30, 2025, 0.07% for the year ended April 30, 2025, 0.08% for the year ended April 30, 2024, and 0.01% for the year ended April 30, 2023.

(7)       Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

The accompanying notes are an integral part of these Financial Statements.

ABS Long/Short Strategies Fund
Notes to the Financial Statements
October 31, 2025 (Unaudited)

1. ORGANIZATION

ABS Long/Short Strategies Fund (the “Fund”) was organized as a Delaware statutory trust on June 24, 2015 and is registered with the Securities and Exchange Commission (the “SEC”) as a closed-end, non-diversified management investment company under the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended, and operates as a “tender offer fund.” The Fund’s investment objective is to seek capital appreciation over a full market cycle while maintaining a lower level of volatility when compared to the global equity markets’ risk and volatility.

To achieve its investment objective, the Fund, under normal circumstances, invests its assets pursuant to equity long/short strategies through investments in private investment vehicles or “hedge funds” (“Portfolio Funds”).

Generally, the equity long/short strategies employed by the Portfolio Funds involve taking long and short positions in the equity securities (or the equivalent thereof) of U.S. and foreign issuers. These long and short positions are created by purchasing and selling short specific equity securities or groups of equity securities.

The Portfolio Funds may utilize a variety of investment approaches and techniques to implement their long/short equity strategies. The Portfolio Funds, for example, may construct long and short portions based upon the following strategies: (1) a mispricing of equity securities relative to each other or relative to historic norms; (2) the effect of events on different equity securities; (3) perceived valuations of equity securities (e.g., whether an issuer is overvalued or undervalued); and/or (4) the effect of global economic and political changes on the prices of equity securities (collectively, “Long/Short Equity Strategies”). The Portfolio Funds may utilize a variety of investment styles (e.g. growth/value, small cap/large cap) and focus on specific sectors, regions (e.g., U.S., emerging markets, global) and asset classes (e.g., common stocks, preferred stocks and convertible securities) to implement the Long/Short Equity Strategies. The Portfolio Funds in the aggregate will provide the Fund with market exposure that may be net short or net long.

While it is anticipated that the Portfolio Funds will primarily invest in publicly traded U.S. and foreign common stocks, Portfolio Funds may also use other equity securities such as preferred stock, convertible securities and warrants to implement their equity long/short strategies.

A Portfolio Fund may also invest in fixed income securities such as corporate debt obligations, government securities, municipal securities, financial institution obligations, mortgage-related securities, asset-backed securities and zero-coupon securities issued by U.S. issuers and similar securities issued by foreign issuers (collectively, “Fixed Income Securities”) on an opportunistic basis. It is expected that the Portfolio Funds may apply techniques similar to the Long/Short Equity Strategies to implement long/short positions in Fixed Income Securities.

The Fund commenced operations on January 4, 2016 (“Commencement of Operations”). The Fund had no operations prior to January 4, 2016 other than those relating to its organization and the sale of 1,000 shares of beneficial interest in the Fund at $100.0000 per share to ABS Investment Management LLC (the “Adviser”) on September 29, 2015. Simultaneous with the Commencement of Operations, ABS (3)(C)(1) LP (the “Predecessor Fund”), was reorganized with and into the Founders’ Shares (“Founders’ Shares”) of the Fund.

The Fund’s registration statement permits it to offer three classes of shares known as the Founders’ Shares, Institutional Shares (“Institutional Shares”) and A Shares (“A Shares”). The Fund commenced investment operations on January 4, 2016 with the Founders’ Shares. The Institutional Shares commenced operations on July 1, 2016. On April 1, 2017, the Fund converted all of the shareholders of the Institutional Shares into the Founders’ Shares. As of October 31, 2025, no shareholder had purchased Institutional Shares, and the A Shares had not commenced operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements have been prepared in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”). The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets

ABS Long/Short Strategies Fund
Notes to the Financial Statements
October 31, 2025 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (cont.)

and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies,” including Accounting Standards Update 2013-08.

a. Fair Value of Financial Instruments

The Board of Trustees (“Board”) has a Valuation Committee to oversee the valuation of the Fund’s investments. Pursuant to Rule 2a5 under the Investment Company Act of 1940, the Board has appointed the Adviser to serve as the Fund’s Valuation Designee. As the Valuation Designee, the Adviser is required to periodically assess and manage risks, select valuation methodologies and monitor for circumstances that require fair valuation, test fair valuation methodologies, and provide oversight of third-party pricing services.

The valuation procedures employed by the Valuation Designee for valuing the Fund’s securities (the “Valuation Procedures”) provide that the Fund will value its investments in direct investments and Portfolio Funds at fair value. The valuations of investments in Portfolio Funds are generally supported by monthly valuation statements received from the Portfolio Funds’ independent administrators. In addition, investor reports and audited financial statements, among other things, may be considered when available or necessary.

In accordance with the Valuation Procedures, fair value as of each month-end or other applicable accounting periods, as applicable, ordinarily will be the value determined as of such date by each Portfolio Fund in accordance with the Portfolio Fund’s valuation policies and reported at the time of the Fund’s valuation. As a general matter, the fair value of the Fund’s interest in a Portfolio Fund will represent the amount that the Fund could reasonably expect to receive from the Portfolio Fund if the Fund’s interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In the event that a Portfolio Fund or its independent administrator does not report a month-end value to the Fund on a timely basis, the Fund will determine the fair value of such Portfolio Fund based on the most recent estimated value reported by the Portfolio Fund, as well as any other relevant information available at the time the Fund values its portfolio.

Investments in Portfolio Funds are recorded at fair value, using the Portfolio Fund’s net asset value as a practical expedient. Based on guidance provided by FASB, investments for which fair value is measured using the net asset value practical expedient are not required to be categorized in the fair value hierarchy.

b. Investment Income

Interest income is recorded on an accrual basis.

c. Fund Expenses

The Fund pays all of its expenses, or reimburses the Adviser or its affiliates to the extent they have previously paid such expenses on behalf of the Fund. The expenses of the Fund include, but are not limited to, any fees and expenses in connection with the offering and issuance of shares of beneficial interest (“Shares”) of the Fund; all fees and expenses directly related to portfolio transactions and positions for the Fund’s account; all fees and expenses reasonably incurred in connection with the operation of the Fund, such as investment management fee, legal fees, auditing fees, accounting, administration, and tax preparation fees, custodial fees, costs of insurance, registration expenses and trustees’ fees. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to certain share classes.

ABS Long/Short Strategies Fund
Notes to the Financial Statements
October 31, 2025 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (cont.)

d. Income Tax Information & Distributions to Shareholders

The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, that are applicable to regulated investment companies (“RICs”) and to distribute substantially all of its net investment income and any net realized gains to its shareholders (“Shareholders”). Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as Income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions expected to be taken in the Fund’s tax returns, as defined by Internal Revenue Service (the “IRS”) statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open tax years ended September 30, 2022-2025, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of April 30, 2025, the federal tax cost of investment securities and unrealized appreciation (depreciation) were as follows:

Gross unrealized appreciation	$27,852,817
Gross unrealized depreciation	(15,274)
Net unrealized appreciation	$27,837,543
Cost of investments	$186,436,234

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to investments in partnerships and passive foreign investment companies (“PFICs”).

The tax basis of distributable earnings as of September 30, 2024, the Fund’s last tax year, with unrealized appreciation on investments adjusted for activity through the Fund’s fiscal year ended April 30, 2025, shown below represent distribution requirements met by the Fund subsequent to the fiscal tax year end in order to satisfy income tax regulations and losses the Fund may be able to offset against income and gains realized in future years.

Undistributed ordinary income	$22,202,325
Undistributed long-term capital gains	3,008,341
Tax accumulated earnings	25,210,666
Accumulated capital and other losses	$—
Unrealized appreciation on investments	27,837,543
Total accumulated earnings (deficit)	$53,048,209

The character of distributions made during the year from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain/(loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

ABS Long/Short Strategies Fund
Notes to the Financial Statements
October 31, 2025 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (cont.)

The tax character of distributions paid during the tax years ended September 30, 2024 and September 30, 2023 were as follows:

	2024	2023
Distributions paid from:
Ordinary Income	$13,148,645	$9,077,047
Long-term Capital Gains	—	24,145,488
Total Distributions	$13,148,645	$33,222,535

Capital loss carryovers are available to offset future realized capital gains and thereby reduce further taxable gain distributions. During the tax year ended September 30, 2024, the Fund utilized $2,768,980 of long-term non-expiring capital loss carryovers.

e. Cash

Cash includes interest bearing non-restricted cash with one financial institution.

Amounts received from prospective investors in the Fund (in the case of subscriptions) and amounts received from the Fund (in the case of tender offers) will be held as cash in an escrow account pending the transmission to the Fund or tendering shareholders, as the case may be.

f. Segment Reporting

In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”) — Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s Principal Executive Officer acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “Total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

3. INVESTMENT ADVISORY AGREEMENT AND OTHER AGREEMENTS

The Fund is managed by the Adviser, a Delaware limited liability company registered under the Investment Advisers Act of 1940, as amended. Certain officers of the Fund are also directors and officers of the Adviser.

The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser. Pursuant to the terms of the Advisory Agreement, the Adviser is responsible for developing, implementing and supervising the Fund’s continuous investment program in a manner reasonably consistent with the investment objective and policies of the Fund. As compensation for services and facilities required to be provided by the Adviser under the Advisory Agreement, the Fund pays the Adviser a fee at an annual rate equal to 1.00%, payable monthly based on the Fund’s month end net asset value.

ABS Long/Short Strategies Fund
Notes to the Financial Statements
October 31, 2025 (Unaudited)

3. INVESTMENT ADVISORY AGREEMENT AND OTHER AGREEMENTS (cont.)

Under the terms of the expense limitation agreement, the Adviser has contractually agreed to waive its management fee and/or reimburse expenses to limit the Fund’s total annual fund operating expenses attributable to the Founders’ Shares to 1.10% interest expenses and other costs of borrowing (including but not limited to loan commitment fees and other lender fees and expenses); portfolio transaction expenses (including but not limited to brokerage fees and commissions, custodial “ticket” costs to process Fund investments in other investment funds, and other fees and expenses incurred in connection with the acquisition, holding, and disposition of securities and other investments); fees and expenses for outsourced third-party chief compliance officer services, if and when utilized by the Fund; acquired fund fees and expenses; and extraordinary expenses not incurred in the ordinary course of the Fund’s business. In determining the Class Operating Expenses, expenses that a Class would have incurred but did not actually pay because of expense offset or brokerage/service arrangements shall be added to the aggregate expenses so as not to benefit the Adviser. Additionally, fees reimbursed to a Fund class relating to brokerage/services arrangements shall not be taken into account in determining the Class Operating Expenses so as to benefit the Adviser. The expense limitation agreement, however, provides for the Adviser’s recoupment of expenses reimbursed and/or fees waived by the Adviser, for a period of three (3) years following the date such reimbursement or reduction was made if such recoupment does not cause current expenses to exceed the expense limit for the Founders’ Shares in effect at the time the expenses were paid/waived or any expense limit in effect at the time of recoupment. The expense limitation agreement will continue until at least August 30, 2026 and may be terminated or extended at any time by the Board. The Adviser cannot unilaterally terminate the expense limitation agreement prior to August 30, 2026. No such termination will affect the obligation (including the amount of the obligation) of the Fund to repay amounts of waived fees and/or reimbursed expenses with respect to periods prior to such termination.

For the six months ended October 31, 2025, the Adviser waived management fees totaling $151,943. At October 31, 2025, the amount of these potentially recoverable expenses was $1,036,587 (see below). The Adviser may recapture all or a portion of the following amounts no later than April 30 of the years stated below:

2026	$309,298
2027	277,047
2028	298,299
2029	151,943
Total	$1,036,587

Foreside Fund Services, LLC acts as the Fund’s principal underwriter pursuant to a Distribution Agreement with the Fund.

4. RELATED PARTY TRANSACTIONS

At October 31, 2025, Shareholders who are affiliated with the Adviser owned less than 1% of Shareholders’ Capital of the Fund.

5. Affiliated Issuers

As of October 31, 2025, certain of the Fund’s investments were deemed to be investments in affiliated issuers under the 1940 Act, primarily because the Fund owns 5% or more of the investment’s total capital. The activity resulting from these investments, including interest and dividend income as well as realized gains and losses, is identified in the Statement of Operations as transactions with Affiliated investments. A listing of these affiliated investments (including activity for the period ended October 31, 2025) is shown below:

Affiliated Investment	Fair Value 4/30/2025	Cost of Purchases	Proceeds from Sales	Realized Gain on Investments	Change in Unrealized Appreciation/ Depreciation	Fair Value 10/31/2025	Income
Lancaster European LS Equity, Ltd.	$11,248,636	$—	$—	$—	$1,548,004	$12,796,640	$—
Toronado Offshore Fund, Ltd. – Class A	11,228,187	—	(2,000,000)	559,220	(247,157)	9,540,250
Total	$22,476,823	$—	$(2,000,000)	$559,220	$1,300,847	$22,336,890	$—

ABS Long/Short Strategies Fund
Notes to the Financial Statements
October 31, 2025 (Unaudited)

6. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than twenty-five percent (25%) of the voting securities creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of October 31, 2025, Operating Engineers Local 324 Pension Fund had ownership in the Fund in the amount of 33.53%. Shareholders owning voting securities in excess of 25% may determine the outcome of any matter affecting and voted on by Shareholders of the Fund.

7. ADMINISTRATION AND CUSTODY AGREEMENT

UMB Fund Services, Inc., serves as administrator (the “Administrator”) to the Fund and provides certain accounting, administrative, record keeping and investor related services. The Fund pays a monthly fee to the Administrator based upon Shareholders’ Capital, subject to certain minimums.

UMB Bank, N.A. (the “Custodian”), an affiliate of the Administrator, serves as the primary custodian of the assets of the Fund, and may maintain custody of such assets with U.S. and non-U.S. sub-custodians, securities depositories and clearing agencies.

8. capital stock

The Fund is offering Founders’ Shares, Institutional Shares and A Shares on a continuous basis. Founders’ Shares and Institutional Shares are offered at their net asset (“NAV”) per Share as of the first Fund business day (“Business Day”) of each month. A Shares are offered at their net asset (“NAV”) per Share, plus a sales load of up to 5%, as of the first Fund business day (“Business Day”) of each month. A Shares have not commenced operations and are not currently offered for sale. “Business Day” means any day that the New York Stock Exchange (“NYSE”) is open for business. Amounts received from investors as potential investments in the Fund are held in an escrow account at the Fund’s custodian pending the admission of investors as Shareholders of the Fund. Investors will not receive any interest on funds held in the escrow account. As of October 31, 2025, no subscriptions were held in escrow.

Because the Fund is a closed-end fund, Shareholders do not have the right to require the Fund to redeem any or all of their Shares. To provide a limited degree of liquidity to Shareholders, the Fund may from time to time offer to repurchase Shares pursuant to written repurchase offers, but is not obligated to do so. Repurchases will be made at such times, in such amounts and on such terms as may be determined by the Board, in its sole discretion. In determining whether the Fund should offer to repurchase Shares, the Board will consider a variety of operational, business and economic factors. The Board convenes quarterly to consider whether or not to authorize a repurchase offer. The Board expects that repurchase offers, if authorized, will be made no more frequently than on a quarterly basis and will typically have a valuation date as of March 31, June 30, September 30 or December 31 (or, if any such date is not a Business Day, on the last Business Day of such calendar quarter).

Each shareholder who has tendered all of its Shares and such Shares have been accepted for purchase by the Fund in a repurchase offer will receive cash in an amount not less than 95% of the unaudited Net Asset Value of such shareholder’s repurchased Shares, determined as of the Valuation Date (the “Initial Payment”). Such payment will be made within 65 days after the Repurchase Offer Acceptance Deadline. A second and final payment (the “Final Payment”) (which will not be credited for interest) will be made in an amount equal to the excess, if any, of (1) the value of the repurchased Shares, determined as of the Valuation Date, over (2) the Initial Payment. Unless the existence of changes in tax or other laws or regulations, delays in withdrawal proceeds from Portfolio Funds, or unusual market conditions result in a delay, the Final Payment will generally be made within 2 business days of the completion of the next annual audit of Shares by the Fund’s independent registered public accounting firm. Shareholders who tender only a portion of their Shares, and such Shares have been accepted for purchase by the Fund in a repurchase offer, will receive cash in an amount equal to 100% of the unaudited NAV of such shareholder’s repurchased Shares, within 65 days of the Repurchase Offer Acceptance. The escrow agent will make the Initial Payment and the Final Payment out of an escrow account created for such purpose. Any interest earned on the escrow account will be paid to the Fund. As of October 31, 2025, $129,967 was held in escrow and is included within Cash held in escrow for shares tendered on the Statement of Assets, Liabilities and Shareholders’ Capital.

ABS Long/Short Strategies Fund
Notes to the Financial Statements
October 31, 2025 (Unaudited)

9. Dividend Reinvestment Plan

Shareholders will automatically participate in the Fund’s Dividend Reinvestment Plan (“DRIP”) and have all income dividends and/or capital gains distributions automatically reinvested in additional Shares of the same class unless they elect in writing to receive distributions in cash in their subscription agreement with the Fund. UMB Fund Services, Inc. acts as the agent for participants under the DRIP. Participants in the DRIP will receive an amount of Shares equal to the amount of the distribution on that Participant’s Shares divided by the immediate post-distribution NAV per Share of the Shares of that class.

Shareholders who elect not to participate in the DRIP will receive all distributions in cash paid by wire (or, if the Shares are held in street or other nominee name, then to the nominee) by UMB Fund Services, Inc. as dividend paying agent. To the extent shareholders make an election to receive distributions in cash, the Fund may pay any or all such distributions in a combination of cash and Shares. The automatic reinvestment of dividends and distributions will not relieve participants of any income taxes that may be payable (or required to be withheld) on dividends and distributions.

A shareholder may withdraw from the DRIP at any time. There will be no penalty for withdrawal from the DRIP and shareholders who have previously withdrawn from the DRIP may rejoin it at any time. Changes in elections must be in writing and should include the shareholder’s name and address as they appear on the records of the Fund. An election to withdraw from the DRIP will, until such election is changed, be deemed to be an election by a shareholder to take all subsequent distributions in cash. An election will be effective only for a distribution declared and having a record date of at least 10 (ten) days after the date on which the election is received. A shareholder whose Shares are held in the name of a broker or nominee should contact such broker or nominee concerning changes in that shareholder’s election.

10. INVESTMENT TRANSACTIONS

For the six months ended October 31, 2025, the purchase and sale of investments, excluding short-term investments, were $26,500,000 and $32,555,446, respectively.

Investments in Portfolio Funds are recorded on a subscription effective date basis, which is generally the first day of the calendar month in which the investment is effective. Redemptions in Portfolio Funds are recorded on a redemption effective date basis which is generally the last day of the calendar month in which the redemption is effective.

11. Line of Credit

On December 20, 2022, the Fund entered into a Credit Agreement (the “Agreement”) with Bank of America, n.a. in which the Fund is permitted to borrow up to $20,000,000. The Agreement had a maturity date of December 13, 2024, and was renewed on that date with a revised maturity date of December 12, 2025. The purpose of the Agreement is to provide financing for investment purposes. Loans under the Agreement will bear interest at a base rate of 1.6% plus one of the Secured Overnight Financing Rate (SOFR) rates as follows: either (a) the Daily Simple SOFR rate or (b) the 1 Month Term SOFR rate, as administered by the Federal Reserve Bank of New York. The Agreement requires the payment a Commitment Fee equal to the product of (A) 0.40% (40 basis points) times (B) an amount equal to the greater of (1)(x) the Facility Amount less (y) the Loan Principal Amount on such day and (2) zero. The Commitment Fee shall be computed daily by Agent based on a year of 360 days and the actual days in each Commitment Fee Period, and Agent shall provide notice to Borrower of the amount of the Commitment Fee due for each Commitment Fee Period prior to each Commitment Fee Payment Date. The Commitment Fees and Interest paid for the six months ended October 31, 2025 are disclosed in the Statement of Operations under Line of credit fees and expenses. For the six months ended October 31, 2025, the average balance outstanding and weighted average interest rate were $789,130 and 5.94%, respectively. The maximum amount borrowed was $5,200,000 on June 27, 2025 through July 12, 2025. As of October 31, 2025, the Fund did not have an outstanding line of credit balance.

ABS Long/Short Strategies Fund
Notes to the Financial Statements
October 31, 2025 (Unaudited)

12. INDEMNIFICATION

In the normal course of business, the Fund has entered into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

13. RISK FACTORS

The Fund is subject to substantial risks, including market risks, strategy risks and Portfolio Fund manager risks. Portfolio Funds generally will not be registered as investment companies under the Investment Company Act and, therefore, the Fund will not be entitled to the various protections afforded by the Investment Company Act with respect to its investments in Portfolio Funds. While the Adviser attempts to moderate any risks of securities activities of the Portfolio Fund managers, there can be no assurance that the Fund’s investment activities will be successful or that the Shareholders will not suffer losses. The Adviser will not have any control over the Portfolio Fund managers, thus there can be no assurances that a Portfolio Fund manager will manage its portfolio in a manner consistent with the Fund’s investment objective.

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, tariffs and trade wars, or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

14. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events to report.

ABS Long/Short Strategies Fund

OTHER INFORMATION (Unaudited)

October 31, 2025

Dividend Reinvestment Plan

Questions concerning the DRIP should be directed to the Agent at 235 West Galena Street, Milwaukee, Wisconsin 53212 or (877) 499-9990.

Proxy Voting

The Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30 no later than August 31. The Fund’s Form N-PX filing is available: (i) without charge, upon request, by calling the Fund at 1-877-499-9990 or (ii) by visiting the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. The Fund’s Form N-PORT is available, without charge and upon request, on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Approval of Investment Advisory Agreement

At a meeting of the Fund’s Board of Trustees (the “Board”) on October 27, 2025 (the “Meeting), the Board, including all of the Trustees who are not “interested persons” of the Fund (the “Independent Trustees”) as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered the renewal of the investment advisory agreement between the Fund and ABS Investment Management LLC (the “Adviser”), with respect to the Fund (the “Investment Advisory Agreement”), for an additional one-year period.

Prior to the Meeting, the Board requested, received, and considered information from the Adviser designed to provide the Board with the information necessary to evaluate the terms of the Investment Advisory Agreement, including, but not limited to, the Adviser’s responses to counsel’s 15(c) questionnaire, the operating expense limitation agreement between the Trust and the Adviser (the “Expense Limitation Agreement”), and certain expense and performance data provided for comparison purposes (collectively, the “Support Materials”). The Board reviewed the Support Materials during the Meeting with the Adviser, officers of the Fund, and counsel to the Fund and its Independent Trustees. The Board noted the completeness of the Support Materials that the Adviser provided, which included both responses and materials provided in response to the 15(c) questionnaire in addition to information that had been provided to the Board at its regular quarterly meetings.

Before voting to renew the Investment Advisory Agreement, the Board reviewed the terms and the form of the Investment Advisory Agreement and the Support Materials with the officers of the Fund and with counsel to the Fund and the Independent Trustees. The Board also received a memorandum from counsel discussing the legal standards for the Independent Trustees’ consideration of the Investment Advisory Agreement, which described the various factors that the U.S. Securities and Exchange Commission (“SEC”) and U.S. courts over the years have suggested are appropriate for a Board to in the advisory agreement approval process, including the factors outlined in the case of Gartenberg v. Merrill Lynch Asset Management Inc., 694 F.2d 923, 928 (2d Cir. 1982).

The Board review included, but was not limited to the following factors: (i) the investment performance of the Fund; (ii) the nature, extent and quality of the services provided by the Adviser; (iii) the fees and cost of the services provided by the Adviser; (iv) the profitability of the adviser, and (v) economies of scale. The conclusions reached by the Board were based on a comprehensive evaluation of all the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Investment Advisory Agreement.

ABS Long/Short Strategies Fund

OTHER INFORMATION (Unaudited) — (Continued)

October 31, 2025

Investment Performance of the Fund

The Board reviewed the Fund’s investment performance and noted that it outperformed the HFRI FOF Strategic Index for the one-year and three-year periods ended June 30, 2025. The Board considered that the Fund’s performance was on par with a domestic private fund with a similar strategy. The Board concluded that the performance of the Fund was satisfactory.

Nature, Extent and Quality of Services Provided by the Adviser

The Board reviewed and considered the nature and extent of the advisory services provided by the Adviser to the Fund under the Advisory Agreement. The Board acknowledged that there had been no changes in the personnel of the Adviser servicing the Fund since the Advisory Agreements most recent renewal, nor were they any planned changes to such personnel in the next 12 months. The Board recognized the services provided to the Fund by the Adviser had been consistent. The Board discussed the Adviser’s compliance policies and procedures and observed that there had been no material compliance issues since the most recent renewal of the Advisory Agreement, nor had there been any material changes to the Adviser’s compliance program. The Board noted that the Adviser’s robust compliance program included policies and procedures related to disaster recovery, trade allocation, insider trading, proxy voting, valuation and derivatives management. The Board stated that the Adviser reported no known material conflicts of interest, and that it allocated investments to the Fund and other funds under its management in a manner that was in the best interest of the Fund’s shareholders. The Board noted that the Adviser reported no pending regulatory examinations or litigation. The Board concluded that the overall quality of the advisory and administrative services provided to the Fund by the Investment Adviser was satisfactory.

Fees and Costs of the Services Provided by the Adviser

The Board compared the advisory fees and total expense ratio of the Fund with various comparative data. The Board noted that the advisory fees and expenses were comparable to the fees and expenses payable by the Fund’s peer group. The Board noted that the Adviser was not proposing any changes to its advisory fee for the Fund and that it maintained an expense limitation agreement with respect to the Founders’ shares of the Fund. The Board concluded that the advisory fee paid by the Fund and total expense ratio were reasonable and satisfactory in light of the services provided.

Profitability of the Adviser

The Board considered and reviewed the profits realized by the Adviser from its relationship with the Fund. The Board noted that the Adviser’s profitability appeared reasonable given the services provided by the Adviser to the Fund. The Board determined that excessive profitability was not an issue of the Adviser.

Economies of Scale

The Board reviewed the structure of the Fund’s management fee under the Advisory Agreement, noting that there were no breakpoints. The Board considered the Fund’s advisory fee and concluded that the fees were reasonable and satisfactory in light of the services provided. The Board also determined that, given the Fund’s current size, economies of scale were not present at this time.

Conclusion

Having requested and received such information from ABS as the Board believed to be reasonably necessary to evaluate the terms of the Investment Advisory Agreement, and as assisted by the advice of counsel, the Board concluded that renewal of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

(b)    Not applicable.

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)     Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)    Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)     Not applicable to semi-annual reports.

(b)    Not applicable

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board has formed a Nominating Committee composed of the Independent Trustees. The Nominating Committee is responsible for nominating candidates for election or appointment as Independent Trustees and undertaking such other duties as shall be required of the Nominating Committee from time to time by the Board. Currently, the Nominating Committee does not consider nominees recommended by shareholders.

ITEM 16. CONTROLS AND PROCEDURES.

(a)     The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)    There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)     Not applicable.

(b)    Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)     Not applicable.

(b)    Not applicable.

ITEM 19. EXHIBITS.

(a)(1)     Not applicable to semi-annual reports.

(a)(2)     Not applicable.

(a)(3)     Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)     Not applicable.

(a)(5)     Not applicable.

(b)         Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ABS Long/Short Strategies Fund
By (Signature and Title)*	/s/ Laurence K. Russian
Laurence K. Russian,
President & Principal Executive Officer
(Principal Executive Officer)
Date	January 2, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Laurence K. Russian
Laurence K. Russian,
President & Principal Executive Officer
(Principal Executive Officer)
Date	January 2, 2026
By (Signature and Title)*	/s/ John Mulfinger
John Mulfinger,
Treasurer and Principal Financial Officer
(Principal Financial Officer)
Date	January 2, 2026

____________

*        Print the name and title of each signing officer under his or her signature.